Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Line Items]
Domestic effective statutory tax rate	36.00%	38.00%	36.00%	38.00%
Effective tax rate	28.30%	47.40%	40.80%	43.80%
Between April 1 2012 to March 31 2014 [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	36.00%		36.00%